Provisions and Contingent Liabilities - Summary of Change in Provision (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of provisions [line items]
Beginning balance	$ 260,300	$ 302,800	$ 198,700
Additions	74,100	89,500	254,400
Interest	8,000	16,900	7,600
Used/payments	(45,800)	(134,200)	(119,500)
Reversals	(29,200)	(15,500)	(43,100)
Translation adjustments	(25,000)	800	4,700
Ending balance	242,400	260,300	302,800
Product warranties [member]
Disclosure of provisions [line items]
Beginning balance	101,100	94,100	95,700
Additions	38,100	42,500	51,900
Used/payments	(24,900)	(26,800)	(31,700)
Reversals	(16,200)	(8,800)	(20,600)
Translation adjustments	(100)	100	(1,200)
Ending balance	98,000	101,100	94,100
Post retirement benefits [member]
Disclosure of provisions [line items]
Beginning balance	54,200	93,100	49,900
Additions	24,600	12,700	43,300
Interest	5,100	12,500	4,300
Used/payments	(6,400)	(61,100)	(2,700)
Reversals	(11,800)	(2,300)	(5,500)
Translation adjustments	(7,300)	(700)	3,800
Ending balance	58,400	54,200	93,100
Provisions labor, taxes and civil [member]
Disclosure of provisions [line items]
Beginning balance	36,100	46,000	26,800
Additions	600	3,200	11,200
Interest	2,900	4,400	3,300
Used/payments	(3,300)	(15,300)
Reversals	(200)	(1,400)
Translation adjustments	(4,400)	(800)	4,700
Ending balance	31,700	36,100	46,000
Taxes [member]
Disclosure of provisions [line items]
Beginning balance	41,800	28,500	16,900
Additions	800	14,000	12,000
Used/payments	(11,200)
Translation adjustments		(700)	(400)
Ending balance	31,400	41,800	28,500
Other environment related provision [member]
Disclosure of provisions [line items]
Beginning balance		25,300
Additions		7,000	118,000
Used/payments		(31,000)	(77,000)
Reversals		(1,000)	(15,000)
Translation adjustments		(300)	(700)
Ending balance			25,300
Voluntary redundancy scheme [member]
Disclosure of provisions [line items]
Beginning balance	1,800	1,000	1,700
Additions	2,000	3,000	1,000
Reversals	(1,000)	(2,000)	(2,000)
Translation adjustments	(400)	(200)	300
Ending balance	2,400	1,800	1,000
Other [member]
Disclosure of provisions [line items]
Beginning balance	25,300	14,800	7,700
Additions	8,000	7,100	17,000
Used/payments			(8,100)
Translation adjustments	(12,800)	3,400	(1,800)
Ending balance	$ 20,500	$ 25,300	$ 14,800